Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Schedule of borrowings

Borrowings of the Group at year-end include the following:

€ in thousand	As at December 31,
	2021	2020
Non-current
Other loans	50,726	46,375
Non-current borrowings	50,726	46,375
Current
Other loans	7,107	6,988
Current borrowings	7,107	6,988
Total borrowings	57,834	53,363

Schedule of maturity of non-current borrowings

The maturity of non-current borrowings is as follows:

€ in thousand	As at December 31,
	2021	2020
Between 1 and 2 years	21,102	5,925
Between 2 and 3 years	15,502	14,270
Between 3 and 4 years	12,306	12,559
Between 4 and 5 years	674	10,524
Over 5 years	1,143	3,097
Non-current borrowings	50,726	46,375
Current borrowings	7,107	6,988
Total borrowings	57,834	53,363

Schedule of borrowings are denominated

The carrying amounts of the Group’s borrowings are denominated in the following currencies:

€ in thousand	As at December 31,
	2021	2020
Borrowings denominated in EUR	4,708	5,855
Borrowings denominated in USD	53,126	47,508
Total borrowings	57,834	53,363

Schedule of loan

The loan was included in the balance sheet item “Borrowings”.

€ in thousand	2021	2020
Balance as at January 1	46,190	—
Proceeds of issue	—	52,935
Transaction costs	—	(4,162)
Accrued interest	6,167	4,538
Payment of interest	(6,459)	(2,698)
Exchange rate difference	3,774	(4,423)
Balance as at December 31	49,671	46,190
Less: non-current portion	(44,360)	(41,261)
Current portion	5,311	4,929